Fair Value Measurements (Details 1) (Fair Value, Inputs, Level 3 [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Inputs, Level 3 [Member]
Beginning Balance of contingent payments	$ 129,759	$ 98,534
Payments	(55,071)	(26,656)
Grants	63,972	46,292
Redemption value adjustments	55,737	13,416
Transfers (to) from fixed payments	159	(1,467)
Foreign translation adjustment	239	(360)
Ending Balance of contingent payments	$ 194,795	$ 129,759